GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

Changes in the carrying amount of goodwill allocated to its reporting units for the year ended December 31, 2022, and 2021 are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2020	$31,058	$7,641	$9,373	$48,072
Business combinations	5,607	-	-	5,607
Foreign currency exchange adjustments	(1,471)	(286)	(351)	(2,108)
Balance at December 31, 2021	$35,194	$7,355	$9,022	$51,571
Foreign currency exchange adjustments	(3,784)	(848)	(1,041)	(5,673)
Balance at December 31, 2022	$31,410	$6,507	$7,981	$45,898

SCHEDULE OF INTANGIBLE ASSETS

Changes in the carrying amount of intangible assets for the year ended December 31, 2022, and 2021 are as follows:

	Trade	Customer	Other	Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2020	$-	$-	$363	$363
Acquisitions	1,057	2,213	645	3,915
Amortization	-	(64)	(47)	(111)
Foreign currency exchange adjustments	(46)	(108)	(38)	(192)
Balance at December 31, 2021	$1,011	$2,041	$923	$3,975
Acquisitions	-	-	262	262
Amortization	-	(90)	(53)	(143)
Foreign currency exchange adjustments	(84)	(155)	(132)	(371)
Balance at December 31, 2022	$927	$1,796	$1,000	$3,723

SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION

As of December 31, 2022, the weighted-average remaining amortization period for intangibles other than goodwill is 11 years and future intangible amortization is expected to total the following:

(in thousands)
2023	$226
2024	226
2025	226
2026	226
2027	226
Thereafter	1,666
Total amortization	$2,796